Summary of Significant Accounting Policies - Basic and diluted net loss per common share (Details) - USD ($)	1 Months Ended		3 Months Ended		10 Months Ended
	Mar. 31, 2021		Mar. 31, 2022		Dec. 31, 2021
Common stock subject to possible redemption
Numerator
Allocation of net income (loss)			$ (122,049)		$ (105,734)
Denominator
Weighted average shares outstanding, basic			20,000,000		7,032,258
Weighted average shares outstanding, diluted			20,000,000		7,032,258
Income/(Loss) earning per share, basic			$ (0.01)		$ (0.02)
Income/(Loss) earning per share, diluted			$ (0.01)		$ (0.02)
Common stock not subject to possible redemption
Numerator
Allocation of net income (loss)	$ (770)		$ (30,512)		$ (75,177)
Denominator
Weighted average shares outstanding, basic	5,000,000	[1]	5,000,000	[1]	5,000,000
Weighted average shares outstanding, diluted	5,000,000	[1]	5,000,000	[1]	5,000,000
Income/(Loss) earning per share, basic	$ 0.00		$ (0.01)		$ (0.02)
Income/(Loss) earning per share, diluted	$ 0.00		$ (0.01)		$ (0.02)
Founder Shares
Denominator
Number of shares issued	1,427,500
Cash exchange	$ 8,333
Founder Shares | Over-allotment option
Denominator
Maximum shares subject to forfeiture	750,000

[1]	For the period from February 25, 2021 (Inception) through March 31, 2021, includes a retrospective restatement of 1,427,500 founder shares issued on July 16, 2021, in exchange for $8,333 in cash, and excludes an aggregate of 750,000 founder shares forfeited by the Sponsor and affiliated entities upon the expiration of the Underwriter’s Overallotment option on October 24, 2021 (see Note 4).